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Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]: Amendment Number: ______

This Amendment (Check only one):

      / / is a restatement
      / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           CDC IXIS Asset Management
Address:        7, place des Cinq Martyrs du Lycee Buffon
                BP 541 Cedex 15
                Paris, France 75725

Form 13F File Number: 28-10092

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manger:

Name:           Susan McWhan Tobin
Title:          Vice President and Counsel
                CDC IXIS Asset Management North America, L.P.
Phone:          (617) 449-2139

Signature, Place, and Date of Signing:

/s/    Susan McWhan Tobin
--------------------------------------
[Signature]

Boston, MA
--------------------------------------
[City, State]

November 14, 2002
--------------------------------------
[Date]

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Report Type (Check only one):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NAME                                                        13F FILE NUMBER
----                                                        ---------------
AEW Capital Management, L.P.                                28-6538
Hansberger Global Investors, Inc.                           28-6508
Harris Associates L.P.                                      28-2013
Jurika & Voyles, L.P.                                       28-2899
Loomis, Sayles & Company, L.P.                              28-398
Mercury Advisors                                            28-790
Miller Anderson                                             28-3432
Reich & Tang Asset Management LLC                           28-4818
RS Investment Management, L.P.                              28-5452
Salomon Brothers Asset Management Inc.                      28-2568
Snyder Capital Management, L.P.                             28-6636
Vaughan, Nelson, Scarborough & McCullough L.P.              28-5840
Westpeak Global Advisors, L.P.                              28-4372

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:          147
Form 13F Information Table Value Total:     $ 23,279 (thousands)

List of Other Included Managere:

No.           File No.          Name
01            28-398            Loomis, Sayles & Company, L.P.

13F INFORMATION TABLE


COLUMN 1                           COLUMN 2   COLUMN 3         COLUMN 4      COLUMN 5    COLUMN 6       COLUMN 7    COLUMN 8
                                                             MARKET VALUE
                                   TITLE OF                     9/30/02       SHARES    INVESTMENT       OTHER       VOTING
NAME OF ISSUER                      CLASS        CUSIP          (X1000)      09/30/02   DISCRETION      MANAGERS    AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                          Common     001055102       $    214        6,969     Defined           1          Sole
AOL Time Warner Inc.                Common     00184A105       $    123       10,500     Defined           1          Sole
AT & T                              Common     001957109       $     48        4,000     Defined           1          Sole
Abbott Laboratories Inc             Common     002824100       $    244        6,050     Defined           1          Sole
Adobe Systems Inc.                  Common     00724F101       $     21        1,100     Defined           1          Sole
Affiliated Computer Serv.           Common     008190100       $     27          642     Defined           1          Sole
Agilent Technologies                Common     00846U101       $     24        1,804     Defined           1          Sole
Alcoa Inc.                          Common     013817101       $    152        7,856     Defined           1          Sole
American International Grp          Common     026874107       $    538        9,838     Defined           1          Sole
Amgen Inc                           Common     031162100       $    223        5,337     Defined           1          Sole
Analog Devices Inc.                 Common     032654105       $     28        1,420     Defined           1          Sole
Anheuser-Busch Cos Inc              Common     035229103       $    224        4,430     Defined           1          Sole
Anthem Inc.                         Common     03674B104       $     16          250     Defined           1          Sole
Apple Computer Inc.                 Common     037833100       $     28        1,932     Defined           1          Sole
Applied Materials Inc.              Common     038222105       $     61        5,272     Defined           1          Sole
Avon Products Inc                   Common     054303102       $    111        2,400     Defined           1          Sole
Bank of America Corp                Common     060505104       $    632        9,909     Defined           1          Sole
Bk of New York Co                   Common     064057102       $    253        8,803     Defined           1          Sole
Bank One Corp.                      Common     06423A103       $    422       11,282     Defined           1          Sole
Baxter Intl Inc                     Common     071813109       $     79        2,580     Defined           1          Sole
Bellsouth Corp                      Common     079860102       $    178        9,700     Defined           1          Sole
Biogen Inc                          Common     090597105       $     19          640     Defined           1          Sole
Biomet Inc.                         Common     090613100       $     33        1,230     Defined           1          Sole
Boeing Co                           Common     097023105       $    298        8,744     Defined           1          Sole
Boston Scientific Corp              Common     101137107       $     47        1,475     Defined           1          Sole
Bristol Myers Squibb                Common     110122108       $    130        5,470     Defined           1          Sole
Cigna Corp.                         Common     125509109       $     39          550     Defined           1          Sole
CIT Group Inc                       Common     125581108       $    181       10,062     Defined           1          Sole
Cadence Design Systems              Common     127387108       $     22        2,174     Defined           1          Sole
Cardinal Health Inc.                Common     14149Y108       $    118        1,900     Defined           1          Sole
CenturyTel                          Common     156700106       $     81        3,600     Defined           1          Sole
Charter One Financial Inc.          Common     160903100       $    141        4,751     Defined           1          Sole
Chevron Texaco                      Common     166764100       $    425        6,142     Defined           1          Sole
Cinergy Corp                        Common     172474108       $     77        2,450     Defined           1          Sole
Cisco Systems Inc.                  Common     17275R102       $    260       24,819     Defined           1          Sole
Citigroup Inc                       Common     172967101       $    759       25,613     Defined           1          Sole
Clear Channel Communications        Common     184502102       $     92        2,650     Defined           1          Sole
Coca-cola Co                        Common     191216100       $    312        6,500     Defined           1          Sole
Comcast Corp A Special              Common     200300200       $     77        3,700     Defined           1          Sole
Computer Assoc. Intl                Common     204912109       $     32        3,336     Defined           1          Sole
Copmputer Sciences Corp             Common     205363104       $     16          580     Defined           1          Sole
Costco Wholesale Corp               Common    221060K105       $    105        3,250     Defined           1          Sole
Cox Communications Inc A            Common     224044107       $     48        1,950     Defined           1          Sole
Dell Computer Corp                  Common     247025109       $    182        7,749     Defined           1          Sole
Delphi Automotive Systems           Common     247126105       $     39        4,591     Defined           1          Sole
Devon Energy Corp (NEW)             Common     25179M103       $     66        1,362     Defined           1          Sole
Walt Disney Co/Disney Series        Common     254687106       $    106        7,000     Defined           1          Sole
Dow Chemical Co.                    Common     260543103       $    140        5,143     Defined           1          Sole
Du Pont De Nem & Co EI              Common     263534109       $    235        6,525     Defined           1          Sole
Duke Energy Corporation             Common     264399106       $    155        7,950     Defined           1          Sole
El Paso Energy Cop                  Common     28336L109       $     24        2,900     Defined           1          Sole
Electronic Arts                     Common     285512109       $     83        1,261     Defined           1          Sole
Emerson Electric Co                 Common     291011104       $    137        3,120     Defined           1          Sole
Entergy Corp                        Common     29364G103       $     75        1,800     Defined           1          Sole
Equity Residental Prop Trust        Common     294741103       $    115        4,784     Defined           1          Sole
Exxon Mobil Corp                    Common     30231G102       $  1,087       34,089     Defined           1          Sole
Freddie Mac/Non-Vot.                Common     313400301       $     73        1,308     Defined           1          Sole
Fannie Mae                          Common     313586109       $    316        5,306     Defined           1          Sole
First Data Corp                     Common     319963104       $     19          690     Defined           1          Sole
Firstenergy Corp                    Common     337932107       $    126        4,230     Defined           1          Sole
Fluor Corp (NEW)                    Common     343412102       $     11          442     Defined           1          Sole
Ford Motor Co                       Common     345370860       $     38        3,900     Defined           1          Sole
Genentech Inc                       Common     368710406       $     20          600     Defined           1          Sole
General Electric Co                 Common     369604103       $    612       24,819     Defined           1          Sole
General Mills Inc.                   Bond      37033LFE1       $     44        1,000     Defined           1          Sole
General Motors Corp                 Common     370442105       $     44        1,135     Defined           1          Sole
Genzyme Corp (General Division)     Common     372917104       $     19          900     Defined           1          Sole
Goldman Sachs Group Inc             Common     38141G104       $    156        2,359     Defined           1          Sole
Guidant                             Common     401698105       $     43        1,340     Defined           1          Sole
HCA Inc                             Common     404119109       $    111        2,330     Defined           1          Sole
Halliburton Co                      Common     406216101       $    114        8,821     Defined           1          Sole
Harley Davison Inc.                 Common     412822108       $     64        1,374     Defined           1          Sole
Heinz (JH) Co                       Common     423074103       $     40        1,192     Defined           1          Sole
Hewlett-Packard Co                  Common     428236103       $     86        7,338     Defined           1          Sole
IDEC Pharmaceuticals Corp           Common     449370105       $     27          660     Defined           1          Sole
Illinois Tool Works                 Common     452308109       $    381        6,531     Defined           1          Sole
Intel Corp                          Common     458140100       $    214       15,434     Defined           1          Sole
IBM Corp                            Common     459200101       $    244        4,176     Defined           1          Sole
International Paper Co              Common     460146103       $    151        4,536     Defined           1          Sole
Johnson & Johnson                   Common     478160104       $    542       10,020     Defined           1          Sole
Johnson Controls Inc.               Common     478366107       $     60          776     Defined           1          Sole
KLA Tencor Corporation              Common     482480100       $     16          555     Defined           1          Sole
KeyCorp                             Common     493267108       $    290       11,633     Defined           1          Sole
Keyspan Corp                        Common     49337W100       $     56        1,660     Defined           1          Sole
Kinder Morgan Inc                   Common     49455P101       $     36        1,010     Defined           1          Sole
King Pharmaceuticals Inc            Common     495582108       $     18        1,000     Defined           1          Sole
Kraft Foods Inc A                   Common     50075N104       $    255        7,000     Defined           1          Sole
Lehman Brothers Hold Inc.           Common     524908100       $    136        2,764     Defined           1          Sole
Liberty Media Corp New/S.A          Common     530718105       $     50        7,000     Defined           1          Sole
Lilly (ELI) & Co.                   Common     532457108       $    166        3,000     Defined           1          Sole
Linear Technology                   Common     535678106       $     16          756     Defined           1          Sole
Lockheed Martin Corp                Common     539830109       $    171        2,639     Defined           1          Sole
Masco Corp                          Common     574599106       $     43        2,191     Defined           1          Sole
Maxim Intergrated Products          Common     57772K101       $     54        2,167     Defined           1          Sole
McGraw Hill Companies Inc.          Common     580645109       $     73        1,200     Defined           1          Sole
McKesson Corp                       Common     58155Q103       $     29        1,040     Defined           1          Sole
Medimmune Inc.                      Common     584699102       $     18          860     Defined           1          Sole
Medtronic Inc.                      Common     585055106       $    185        4,400     Defined           1          Sole
Merck & Co. Inc.                    Common     589331107       $    288        6,300     Defined           1          Sole
Microsoft Corp                      Common     594918104       $    263        6,022     Defined           1          Sole
Motorola Inc.                       Common     620076109       $     74        7,257     Defined           1          Sole
Occidental Petroleum Corp.          Common     674599105       $    107        3,754     Defined           1          Sole
Omnicom Group Inc.                  Common     681919106       $     56        1,000     Defined           1          Sole
Oracle Corp                         Common     68389X105       $     84       10,717     Defined           1          Sole
Pepsico Inc                         Common     713448108       $    462       12,500     Defined           1          Sole
Pfizer Inc.                         Common     717081103       $    558       19,214     Defined           1          Sole
Pharmacia Corp.                     Common     71713U102       $    210        5,400     Defined           1          Sole
Philip Morris Comp Inc              Common     718154107       $    438       11,300     Defined           1          Sole
Procter & Gamble Co                 Common     742718109       $    710        7,940     Defined           1          Sole
Prudential Financial Inc            Common     744320102       $    188        6,584     Defined           1          Sole
Qualcomm Inc.                       Common     747525103       $     65        2,350     Defined           1          Sole
SBC Communications Inc.             Common     78387G103       $    231       11,500     Defined           1          Sole
Safeway Inc                         Common     786514208       $     45        2,000     Defined           1          Sole
St Jude Medical Inc.                Common     790849103       $     20          548     Defined           1          Sole
Samsung EL/SP GDR                   Common     796050888       $     32          270     Defined           1          Sole
Schering-Plough Corp                Common     806605101       $     64        3,000     Defined           1          Sole
Schlumberger LTD                    Common     806857108       $    154        4,001     Defined           1          Sole
Southern Co                         Common     842587107       $    233        8,089     Defined           1          Sole
Sprint Corp/FON Group               Common     852061100       $     64        7,000     Defined           1          Sole
Sprint Corp/PCS Group               Common     852061506       $      4        2,200     Defined           1          Sole
Stryker Corp.                       Common     863667101       $     21          370     Defined           1          Sole
Sungard Data Systems Inc.           Common     867363103       $     23        1,170     Defined           1          Sole
Sysco Corp                          Common     871829107       $    193        6,800     Defined           1          Sole
Taiwan Semicondct.Manuf/SADR        Common     874039100       $     16        2,500     Defined           1          Sole
Target Corp                         Common     87612E106       $    192        6,500     Defined           1          Sole
Tenet Healthcare Corp               Common     88033G100       $     97        1,950     Defined           1          Sole
Texas Instruments Inc.              Common     882508104       $    100        6,783     Defined           1          Sole
3M Co.                              Common     88579Y101       $    606        5,508     Defined           1          Sole
Travelers Property Casual-A-        Common     89420G109       $    132       10,017     Defined           1          Sole
Trav.Prop.Casualty - B-             Common     89420G406       $     33        2,460     Defined           1          Sole
United Technologies Corp            Common     913017109       $    159        2,812     Defined           1          Sole
United Health Group Inc             Common     91324P102       $    122        1,400     Defined           1          Sole
Unocal Corp                         Common     915289102       $     78        2,480     Defined           1          Sole
Veritas Software Corp               Common     923436109       $     52        3,547     Defined           1          Sole
Verizon Communications I            Common     92343V104       $    143        5,200     Defined           1          Sole
Viacom Inc B                        Common     925524308       $    223        5,500     Defined           1          Sole
Wal-mart Stores Inc                 Common     931142103       $    788       16,000     Defined           1          Sole
Walgreen Co                         Common     931422109       $    183        5,950     Defined           1          Sole
Wellpoint Health Newtorks Inc       Common     94973H108       $     45          610     Defined           1          Sole
Wells Fargo & Co                    Common     949746101       $    606       12,576     Defined           1          Sole
Whirlpool Corp.                     Common     963320106       $     14          302     Defined           1          Sole
Wyeth                               Common     983024100       $    181        5,700     Defined           1          Sole
Zimmer Holdings Inc.                Common     98956P102       $     29          764     Defined           1          Sole
Ace LTD                             Common     G0070K103       $    199        6,734     Defined           1          Sole
Accenture LTD                       Common     G1150G11        $     14          955     Defined           1          Sole
GobalSantaFe Corp                   Common     G3930E101       $     84        3,762     Defined           1          Sole
Flextronics Intl LTD                Common     Y2573F102       $     28        3,990     Defined           1          Sole
